Business segment information - Adjustment items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Business segment information
Operating income	$ (8,491)		$ 3,903	$ (8,701)	$ 8,827
Net income, Group share	(8,369)	$ 34	2,756	(8,335)	5,867
Adjustments
Business segment information
Operating income	(8,614)		(254)	(10,731)	227
Net income, Group share	(8,495)		(131)	(10,242)	221
Adjustments - Inventory valuation effect
Business segment information
Operating income	(42)		(40)	(1,838)	526
Net income, Group share	(94)		(28)	(1,508)	360
Adjustments - Effect of changes in fair value
Business segment information
Operating income	(100)		(59)	(98)	(86)
Net income, Group share	(80)		(47)	(79)	(69)
Adjustments - Restructuring charges
Business segment information
Operating income	(17)			(35)
Net income, Group share	(20)		(31)	(100)	(33)
Adjustments - Asset impairment charges
Business segment information
Operating income	(8,291)		(64)	(8,291)	(64)
Net income, Group share	(8,101)		(57)	(8,101)	(57)
Adjustments - Other items
Business segment information
Operating income	(164)		(91)	(469)	(149)
Net income, Group share	(200)		32	(454)	20
Exploration & Production
Business segment information
Operating income	(7,983)		2,967	(7,124)	5,919
Exploration & Production | Adjustments
Business segment information
Operating income	(7,365)		(43)	(7,375)	(43)
Net income, Group share	(7,349)		(43)	(7,224)	(43)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income				(10)
Net income, Group share				(3)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income	(7,338)		(43)	(7,338)	(43)
Net income, Group share	(7,272)		(43)	(7,272)	(43)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(27)			(27)
Net income, Group share	(77)			51
Integrated Gas, Renewables and Power
Business segment information
Operating income	(1,074)		215	(716)	537
Integrated Gas, Renewables and Power | Adjustments
Business segment information
Operating income	(1,170)		(124)	(1,287)	(209)
Net income, Group share	(1,050)		19	(1,186)	(17)
Integrated Gas, Renewables and Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	(100)		(59)	(98)	(86)
Net income, Group share	(80)		(47)	(79)	(69)
Integrated Gas, Renewables and Power | Adjustments - Restructuring charges
Business segment information
Operating income	(10)			(18)
Net income, Group share	(10)		(14)	(22)	(16)
Integrated Gas, Renewables and Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(953)		(11)	(953)	(11)
Net income, Group share	(829)		(6)	(829)	(6)
Integrated Gas, Renewables and Power | Adjustments - Other items
Business segment information
Operating income	(107)		(54)	(218)	(112)
Net income, Group share	(131)		86	(256)	74
Refining & Chemicals
Business segment information
Operating income	632		484	(636)	1,728
Refining & Chemicals | Adjustments
Business segment information
Operating income	(48)		(53)	(1,637)	439
Net income, Group share	(107)		(76)	(1,475)	268
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	(26)		(6)	(1,604)	486
Net income, Group share	(83)		(3)	(1,364)	341
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income	(7)			(7)
Net income, Group share	(10)		(17)	(75)	(17)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income			(10)		(10)
Net income, Group share			(8)		(8)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(15)		(37)	(26)	(37)
Net income, Group share	(14)		(48)	(36)	(48)
Marketing & Services
Business segment information
Operating income	234		450	312	1,019
Marketing & Services | Adjustments
Business segment information
Operating income	5		(34)	(341)	40
Net income, Group share	(1)		(31)	(215)	13
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	(16)		(34)	(234)	40
Net income, Group share	(11)		(25)	(144)	19
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	21			(107)
Net income, Group share	10		(6)	(71)	(6)
Corporate
Business segment information
Operating income	(300)		$ (213)	(537)	$ (376)
Corporate | Adjustments
Business segment information
Operating income	(36)			(91)
Net income, Group share	12			(142)
Corporate | Adjustments - Other items
Business segment information
Operating income	(36)			(91)
Net income, Group share	$ 12			$ (142)